SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Significant Accounting Policies
Revenue Recognition
Residential Services
The Company derives revenue through monthly charges to residential customers of its pay television, broadband, and telephony services, including installation services. In addition, the Company derives revenue from digital video recorder ("DVR"), video-on-demand ("VOD"), pay‑per‑view, and home shopping commissions which are reflected in "Residential pay TV" revenues. The Company recognizes pay television, broadband, and telephony revenues as the services are provided to a customer on a monthly basis. Revenue from the sale of bundled services at a discounted rate is allocated to each product based on the standalone selling price of each performance obligation within the bundled offer. The standalone selling price requires judgment and is typically determined based on the current prices at which the separate services are sold by the Company. Installation revenue for the Company's residential services is deferred and recognized over the benefit period, which is estimated to be less than one year. The estimated benefit period takes into account both quantitative and qualitative factors including the significance of average installation fees to total recurring revenue per customer.
The Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers.  In instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customers are recorded as revenue. For the years ended December 31, 2017 and 2016, the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $259,075 and $154,732, respectively.
Business and Wholesale Services
The Company derives revenue from the sale of products and services to both large enterprise and SMB customers, including broadband, telephony, networking, and pay television services reflected in "Business services and wholesale" revenues. The Company's business services also include Ethernet, data transport, and IP-based virtual private networks. The Company also provides managed services to businesses, including hosted telephony services (cloud based SIP-based private branch exchange), managed Wi-Fi, managed desktop and server backup and managed collaboration services including audio and web conferencing. The Company also offers fiber-to-the-tower services to wireless carriers for cell tower backhaul and enable wireline communications service providers to connect to customers that their own networks do not reach. The Company recognizes revenues for these services as the services are provided to a customer on a monthly basis.
Substantially all of our SMB customers are billed monthly and large enterprise customers are billed in accordance with the terms of their contracts which is typically also on a monthly basis. Contracts with large enterprise customers typically range from three to five years. Installation revenue related to our large enterprise customers is deferred and recognized over the average contract term. Installation revenue related to SMB customers is deferred and recognized over the benefit period, which is less than a year. The estimated benefit period for SMB customers takes into account both quantitative and qualitative factors including the significance of average installation fees to total recurring revenue per customer.
Advertising
As part of the agreements under which the Company acquires pay television programming, the Company typically receives an allocation of scheduled advertising time during such programming into which the Company's cable systems can insert commercials. In several of the markets in which the Company operates, it has entered into agreements commonly referred to as interconnects with other cable operators to jointly sell local advertising. In some of these markets, the Company represents the advertising sales efforts of other cable operators; in other markets, other cable operators represent the Company. Advertising revenues are recognized when commercials are aired. Arrangements in which the Company controls the sale of advertising and acts as the principal to the transaction, the Company recognizes revenue earned from the advertising customer on a gross basis and the amount remitted to the distributor as an operating expense. Arrangements in which the Company does not control the sale of advertising and acts as an agent to the transaction, the Company recognizes revenue net of any fee remitted to the distributor.
The Company's advanced advertising businesses provide data-driven, audience-based advertising solutions using advanced analytics tools that provide granular measurement of consumer groups, accurate hyper-local ratings and other insights into target audience behavior not available through traditional sample-based measurement services. Revenue earned from the Company's advanced advertising businesses are recognized when services are provided.
Other
Revenues derived from other sources are recognized when services are provided or events occur.
Contract Assets
Incremental costs incurred in obtaining a contract with a customer are deferred and recorded as a contract asset if the period of benefit is expected to be greater than one year. Sales commissions for enterprise and certain SMB customers are deferred and amortized over the average contract term. For sales commission expenses related to residential and SMB customers with a term of one year or less, the Company is utilizing the practical expedient and is recognizing the costs when incurred.  Cost of fulfilling a contract with a customer are deferred and recorded as a contract asset if they generate or enhance resources of the Company that will be used in satisfying future performance obligations and are expected to be recovered. Installation costs related to residential and SMB customers that are not capitalized as part of the initial deployment of new customer premise equipment are expensed as incurred pursuant to industry-specific guidance.
The following table provides information about contracts assets and contract liabilities related to contracts with customers:

	December 31,
	2017	2016
Contract assets (a)	$24,329	$24,329
Deferred revenue (b)	117,679	103,996

(a)	Contract assets include primarily sales commissions for enterprise customers that are deferred and amortized over the average contract term.

(b)
Deferred revenue represents payments received from customers for services that have yet to be provided and installation revenue which is deferred and recognized over the benefit period. The majority of the Company's deferred revenue represents payments for services for up to one month in advance from residential and SMB customers which is realized within the following month as services are performed.

A significant portion of our revenue is derived from residential and SMB customer contracts which are month-to month. As such, the amount of revenue related to unsatisfied performance obligations is not necessarily indicative of the future revenue to be recognized from our existing customer base. Contracts with enterprise customers generally range from three to five years, and services may only be terminated in accordance with the contractual terms.
Multiple-Element Transactions
In the normal course of business, the Company may enter into multiple-element transactions where it is simultaneously both a customer and a vendor with the same counterparty or in which it purchases multiple products and/or services, or settles outstanding items contemporaneously with the purchase of a product or service, from a single counterparty. The Company's policy for accounting for each transaction negotiated contemporaneously is to record each deliverable of the transaction based on its best estimate of selling price in a manner consistent with that used to determine the price to sell each deliverable on a standalone basis.  In determining the fair value of the respective deliverable, the Company will utilize quoted market prices (as available), historical transactions or comparable transactions.
Technical and Operating Expenses
Costs of revenue related to sales of services are classified as "programming and other direct costs" in the accompanying consolidated statements of operations.
Programming Costs
Programming expenses related to the Company's pay television service represent fees paid to programming distributors to license the programming distributed to customers.  This programming is acquired generally under multi-year distribution agreements, with rates usually based on the number of customers that receive the programming.  If there are periods when an existing distribution agreement has expired and the parties have not finalized negotiations of either a renewal of that agreement or a new agreement for certain periods of time, the Company continues to carry and pay for these services until execution of definitive replacement agreements or renewals.  The amount of programming expense recorded during the interim period is based on the Company's estimates of the ultimate contractual agreement expected to be reached, which is based on several factors, including previous contractual rates, customary rate increases and the current status of negotiations.  Such estimates are adjusted as negotiations progress until new programming terms are finalized.
In addition, the Company has received, or may receive, incentives from programming distributors for carriage of the distributors' programming.  The Company generally recognizes these incentives as a reduction of programming costs in "programming and other direct costs", generally over the term of the distribution agreement.
Advertising Expenses
Advertising costs are charged to expense when incurred and are reflected in "other operating expenses" in the accompanying consolidated statements of operations.  Advertising costs amounted to $224,120 and $135,513 for the years ended December 31, 2017 and 2016, respectively.
Share-Based Compensation
Share-based compensation expense is based on the fair value of the portion of share-based payment awards that are ultimately expected to vest. Share-based compensation cost relates to awards of units in a carried unit plan and options.
For carried interest units, the Company measures share-based compensation cost at the grant date fair value and recognizes the expense over the requisite service period or when it is probable any related performance condition will be met. For carried interest units with graded vesting requirement, compensation cost is recognized on an accelerated method under the graded vesting method over the requisite service period for the carried interest unit. Carried interest units that vest entirely at the end of the vesting requirement are expensed on a straight-line basis.
The Company estimated the fair value of carried interest units using an option pricing model. Key inputs that were used in applying the option pricing method were total equity value, equity volatility, risk free rate and time to liquidity event. The estimate of total equity value was determined using a combination of the income approach, which incorporated cash flow projections that were discounted at an appropriate rate, and the market approach, which involved applying a market multiple to the Company’s projected operating results. The Company estimated volatility based on the historical equity volatility of comparable publicly-traded companies. Subsequent to the IPO, such subjective valuations and estimates were no longer necessary as the Company relied on the market price of the Company’s common stock to determine the fair value of share-based compensation awards. See Note 13 to the consolidated financial statements for additional information about our share-based compensation.
For stock option awards, the Company recognizes compensation expense based on the estimated grant date fair value using the Black-Scholes valuation model. For options not subject to performance based vesting conditions, the Company recognizes the compensation expense using a straight-line amortization method.
Income Taxes
The Company's provision for income taxes is based on current period income, changes in deferred tax assets and liabilities and changes in estimates with regard to uncertain tax positions.  Deferred tax assets are subject to an ongoing assessment of realizability.  The Company provides deferred taxes for the outside basis difference of its investment in partnerships.
Cash and Cash Equivalents
The Company's cash investments are placed with money market funds and financial institutions that are investment grade as rated by Standard & Poor's and Moody's Investors Service.  The Company selects money market funds that predominantly invest in marketable, direct obligations issued or guaranteed by the United States government or its agencies, commercial paper, fully collateralized repurchase agreements, certificates of deposit, and time deposits.
The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents.  The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.
Accounts Receivable
Accounts receivable are recorded at net realizable value. The Company periodically assesses the adequacy of valuation allowances for uncollectible accounts receivable by evaluating the collectability of outstanding receivables and general factors such as historical collection experience, length of time individual receivables are past due, and the economic and competitive environment.
Investments
Investment securities and investment securities pledged as collateral are classified as trading securities and are stated at fair value with realized and unrealized holding gains and losses included in net income.
Long-Lived Assets and Amortizable Intangible Assets
Property, plant and equipment, including construction materials, are carried at cost, and include all direct costs and certain indirect costs associated with the construction of cable systems, and the costs of new equipment installations.  Equipment under capital leases is recorded at the present value of the total minimum lease payments.  Depreciation on equipment is calculated on the straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization (including impairments) in the consolidated statements of operations.
The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software.  Capitalized software costs are amortized over the estimated useful life of the software and reported in depreciation and amortization.
Customer relationships, trade names and other intangibles established in connection with acquisitions that are finite-lived are amortized in a manner that reflects the pattern in which the projected net cash inflows to the Company are expected to occur, such as the sum of the years' digits method, or when such pattern does not exist, using the straight-line basis over their respective estimated useful lives.
The Company reviews its long-lived assets (property, plant and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable.  If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill and the value of franchises acquired in purchase business combinations which have indefinite useful lives are not amortized.  Rather, such assets are tested for impairment annually or upon the occurrence of a triggering event.
The Company assesses qualitative factors for its reporting units that carry goodwill.  If the qualitative assessment results in a conclusion that it is more likely than not that the fair value of a reporting unit exceeds the carrying value, then no further testing is performed for that reporting unit.
When the qualitative assessment is not used, or if the qualitative assessment is not conclusive and it is necessary to calculate the fair value of a reporting unit, then the impairment analysis for goodwill is performed at the reporting unit level using a two-step approach.  The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of the reporting unit with its carrying amount, including goodwill utilizing an enterprise-value based premise approach.  If the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss, if any.  The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill.  If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.  The implied fair value of goodwill is determined in the same manner as the amount of goodwill which would be recognized in a business combination.
The Company assesses qualitative factors to determine whether it is necessary to perform the one-step quantitative identifiable indefinite-lived intangible assets impairment test.  This quantitative test is required only if the Company concludes that it is more likely than not that a unit of accounting’s fair value is less than its carrying amount.  When the qualitative assessment is not used, or if the qualitative assessment is not conclusive, the impairment test for other intangible assets not subject to amortization requires a comparison of the fair value of the intangible asset with its carrying value.  If the carrying value of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
Deferred Financing Costs
Deferred financing costs are being amortized to interest expense using the effective interest method over the terms of the related debt.
Derivative Financial Instruments
The Company accounts for derivative financial instruments as either assets or liabilities measured at fair value.  The Company uses derivative instruments to manage its exposure to market risks from changes in certain equity prices and interest rates and does not hold or issue derivative instruments for speculative or trading purposes.  These derivative instruments are not designated as hedges, and changes in the fair values of these derivatives are recognized in the statements of operations as gains (losses) on derivative contracts.
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when the Company believes it is probable that a liability has been incurred and the amount of the contingency can be reasonably estimated.
Recently Adopted Accounting Pronouncements
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers ("ASC 606"), requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASC 606 replaced most existing revenue recognition guidance in GAAP and allowed the use of either the retrospective or cumulative effect transition method.
In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in order to clarify the Codification and to correct any unintended application of the guidance. The amendments in this update affected the guidance in ASC 606. ASC 606 was adopted by the Company on January 1, 2018 on a full retrospective basis, which required the Company to reflect the impact of the updated guidance for all periods presented. The adoption of ASC 606 did not have a material impact on the Company’s financial position or results of operations. See Note 20 for information on the impact of the adoption of ASC 606.
In March 2017, the FASB issued ASU No. 2017‑07 Compensation-Retirement Benefits (Topic 715). ASU No. 2017‑07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. It also provides guidance on how to present the service cost component and the other components of net benefit cost in the income statement and what component of net benefit cost is eligible for capitalization. ASU No. 2017‑07 was adopted by the Company on January 1, 2018 and was applied retrospectively. As a result of the adoption, the Company reclassified the non-service cost components of the Company's pension expense for the years ended December 31, 2017 and 2016 from other operating expenses to other income (expense), net. The Company elected to apply the practical expedient which allowed it to reclassify amounts disclosed previously in the benefits plan note (Note 17 of the consolidated financial statements) as the basis for applying retrospective presentation for comparative periods, as the Company determined it was impracticable to disaggregate the cost components for amounts capitalized and amortized in those periods. See Note 20 for information on the impact of the adoption of ASU No. 2017-07.
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which provides simplification of income tax accounting for share-based payment awards. The new guidance became effective for the Company on January 1, 2017. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value were applied using the modified retrospective transition method. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term were applied prospectively. The Company elected to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using the prospective transition method. In connection with the adoption on January 1, 2017, a deferred tax asset of approximately $310,771 for previously unrealized excess tax benefits was recognized with the offset recorded to accumulated deficit.
Recently Issued But Not Yet Adopted Accounting Pronouncements
In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The primary provision of ASU No. 2018-02 allows for the reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. ASU 2018-02 also requires certain disclosures about stranded tax effects. ASU No. 2018‑02 is effective for the Company on January 1, 2019, with early adoption permitted and will be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.
In May 2017, the FASB issued ASU No. 2017‑09, Compensation- Stock Compensation (Topic 718). ASU No. 2017‑09 provides clarity and guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. ASU No. 2017‑09 is effective for the Company on January 1, 2018 and will be applied prospectively.
In January 2017, the FASB issued ASU No. 2017‑04, Intangibles-Goodwill and Other (Topic 350). ASU No. 2017‑04 simplifies the subsequent measurement of goodwill by removing the second step of the two‑step impairment test. The amendment requires an entity to perform its annual, or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. ASU No. 2017‑04 becomes effective for the Company on January 1, 2020 with early adoption permitted and will be applied prospectively.
In January 2017, the FASB issued ASU No. 2017‑01, Business Combinations (Topic 805), Clarifying the Definition of a Business, which amends Topic 805 to interpret the definition of a business by adding guidance to assist in evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new guidance is effective for the Company on January 1, 2018 and will be applied prospectively.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. ASU No. 2016-15 also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The new guidance is effective for the Company on January 1, 2018 and will be applied retrospectively. The Company does not believe that the adoption of ASU No. 2016-15 will have a material effect on its consolidated statements of cash flows.
In February 2016, the FASB issued ASU No. 2016-02, Leases, which increases transparency and comparability by recognizing a lessee’s rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied using the modified retrospective method. The Company has not yet completed the evaluation of the effect that ASU No. 2016-02 will have on its consolidated financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU No. 2016-01 modifies how entities measure certain equity investments and also modifies the recognition of changes in the fair value of financial liabilities measured under the fair value option. Entities will be required to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income. For financial liabilities measured using the fair value option, entities will be required to record changes in fair value caused by a change in instrument-specific credit risk (own credit risk) separately in other comprehensive income. ASU No. 2016-01 is effective for the Company on January 1, 2018.  The Company does expect the adoption of ASU No. 2016-01 to have any effect on its consolidated financial statements.
Common Stock of Altice USA
At December 31, 2017, the Company had 246,982,292 shares of Class A common stock and 490,086,674 shares of Class B common stock, with a par value of $0.01, issued and outstanding. Each holder of Class A common stock has one vote per share while holders of Class B common stock have twenty-five votes per share. Class B shares can be converted to Class A common stock at anytime with a conversion ratio of one Class A common share for one Class B common share.
At December 31, 2016, the Company had 100 shares of common stock, with a par value of $0.01, issued and outstanding.
Dividends and Distributions
The Company may pay dividends on its capital stock only from net profits and surplus as determined under Delaware law.  If dividends are paid on the Altice USA common stock, holders of the Altice USA Class A common stock and Altice USA Class B common stock are entitled to receive dividends, and other distributions in cash, stock or property, equally on a per share basis, except that stock dividends with respect to Altice USA Class A common stock may be paid only with shares of Altice USA Class A common stock and stock dividends with respect to Altice USA Class B common stock may be paid only with shares of Altice USA Class B common stock.
The Company's indentures restrict the amount of dividends and distributions in respect of any equity interest that can be made.
Prior to the Company's IPO, the Company declared and paid cash distributions to stockholders aggregating $839,700 in the second quarter of 2017. In 2016, the Company declared cash distributions of $445,176 of which $365,559 were paid in 2016 and $79,617 were paid in the first quarter of 2017.
Net Income (Loss) Per Share
Basic net income (loss) per common share attributable to Altice USA stockholders is computed by dividing net income (loss) attributable to Altice USA stockholders by the weighted average number of common shares outstanding during the period.  Diluted income per common share attributable to Altice USA stockholders reflects the dilutive effects of stock options. Diluted net loss per common share attributable to Altice USA stockholders excludes the effects of common stock equivalents as they are anti-dilutive. The weighted average number of shares used to compute basic and diluted net income (loss) per share reflect the retroactive impact of the organizational transactions, discussed in Note 1, that occurred prior to the Company's IPO.
The following table presents a reconciliation of weighted average shares used in the calculation of the basic and diluted net income per share attributable to Altice USA stockholders for the year ended December 31, 2017:

Basic weighted average shares outstanding	696,055,000

Effect of dilution:
Stock options	—
Diluted weighted average shares outstanding	696,055,000

Anti-dilutive shares totaling approximately 14,000 shares, have been excluded from diluted weighted average shares outstanding for the year ended December 31, 2017.
Concentrations of Credit Risk
Financial instruments that may potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and trade account receivables.  The Company monitors the financial institutions and money market funds where it invests its cash and cash equivalents with diversification among counterparties to mitigate exposure to any single financial institution.  The Company's emphasis is primarily on safety of principal and liquidity and secondarily on maximizing the yield on its investments.  Management believes that no significant concentration of credit risk exists with respect to its cash and cash equivalents because of its assessment of the creditworthiness and financial viability of the respective financial institutions.
The Company did not have a single customer that represented 10% or more of its consolidated revenues for the years ended December 31, 2017 and 2016, or 10% or more of its consolidated net trade receivables at December 31, 2017 and 2016, respectively.
Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  See Note 11 for a discussion of fair value estimates.
Reclassifications
Certain reclassifications have been made to the 2016 financial statements to conform to the 2017 presentation.